Nature of Operations and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 27, 2009	Jun. 27, 2009 Brazilian operation Segment, Discontinued Operations	Jul. 02, 2011 Brazilian operation Segment, Discontinued Operations Net Income	Jul. 03, 2010 Brazilian operation Segment, Discontinued Operations Net Income	Jul. 02, 2011 Other operations Segment, Continuing Operations Net Income	Jul. 03, 2010 Other operations Segment, Continuing Operations Net Income	Jul. 02, 2011 Other operations Discontinued Operations Net Income	Jul. 03, 2010 Other operations Discontinued Operations Net Income
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Fiscal period		The fiscal year ends on the Saturday closest to June 30. Fiscal 2012 and 2011 were 52-week years. Fiscal 2010 was a 53-week year. Unless otherwise stated, references to years relate to fiscal years.
Reverse stock split of Hillshire Brands common stock	1-for-5
Error correction, reduction amount					$ 18	$ 2	$ (1)	$ (3)	$ 7	$ (11)
Cumulative impact of error corrections on retained earnings			$ 25	$ 40